Marketable Securities (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in value of marketable securities reported in current and non-current assets on consolidated balance sheets
Beginning Balance	$ 1,124	$ 1,124	$ 1,074
Amount invested in French, German, Italian and U.S. government bonds		352	1,100	1,730
Other increase			603
Sale/Settlement	(189)	(818)	(1,219)	(1,371)
Other decrease			(22)
Change in fair value included in OCI for available-for-sale marketable securities		(33)	20
Change in fair value recognized in earnings		9	(34)
Realized Gain		323
Foreign exchange result through OCI		(5)	(23)
Ending Balance		413	1,124	1,074
Debt securities issued by the U.S. Treasury [Member]
Changes in value of marketable securities reported in current and non-current assets on consolidated balance sheets
Beginning Balance	350	350	340
Amount invested in French, German, Italian and U.S. government bonds		100	690
Sale/Settlement		(350)	(680)
Ending Balance		100	350
Debt securities issued by foreign governments [Member]
Changes in value of marketable securities reported in current and non-current assets on consolidated balance sheets
Beginning Balance	213	213	144
Amount invested in French, German, Italian and U.S. government bonds		225	410
Sale/Settlement		(355)	(331)
Foreign exchange result through OCI		(2)	(10)
Ending Balance		81	213
Fixed Income Securities [Member]
Changes in value of marketable securities reported in current and non-current assets on consolidated balance sheets
Amount invested in French, German, Italian and U.S. government bonds		27
Ending Balance		27
Senior debt Floating Rate Notes issued by financial institutions [Member]
Changes in value of marketable securities reported in current and non-current assets on consolidated balance sheets
Beginning Balance	328	328	548
Sale/Settlement		(113)	(208)
Change in fair value included in OCI for available-for-sale marketable securities		(2)	4
Change in fair value recognized in earnings		(5)	(3)
Foreign exchange result through OCI		(3)	(13)
Ending Balance		205	328
Auction Rate Securities [Member]
Changes in value of marketable securities reported in current and non-current assets on consolidated balance sheets
Beginning Balance	72	72	42
Sale/Settlement		(350)
Change in fair value included in OCI for available-for-sale marketable securities		(45)	30
Realized Gain		323
Ending Balance			72
Equity securities classified as held-for-trading [Member]
Changes in value of marketable securities reported in current and non-current assets on consolidated balance sheets
Other increase			20
Other decrease			(22)
Change in fair value recognized in earnings			2
Equity securities classified as available-for-sale [Member]
Changes in value of marketable securities reported in current and non-current assets on consolidated balance sheets
Beginning Balance	161	161
Other increase			583
Sale/Settlement		(189)	(375)
Change in fair value included in OCI for available-for-sale marketable securities		14	(14)
Change in fair value recognized in earnings		14	(33)
Ending Balance			$ 161